INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	The Company’s inventories were as follows:-
	As of December 31,
	2024	2023
	US$’000	US$’000

Statement of financial position
Finished goods	46,041	37,379
Written down	(943)	(687)

	45,098	36,692

SCHEDULE OF AMOUNT RECOGNISED IN STATEMENT OF COMPREHENSIVE INCOME
	Financial Years ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

Statement of comprehensive income Inventories recognized as an expense in cost of sales	12,947	22,115	30,049